Income taxes (Details textual)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IncomeTaxes [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	In accordance with current tax laws in Chile, tax losses do not expire and can be applied indefinitely. Argentina, Uruguay and Paraguay tax losses expire after 5 years and Bolivia tax losses expire after 3 years.
Income tax rate Increase	25.00%	30.00%	(0.01%)
Percentage of Withholding Tax Rate On Dividends	13.00%	7.00%
CHILE
IncomeTaxes [Line Items]
Income tax rate Increase	24.67%	21.54%	29.71%
ARGENTINA
IncomeTaxes [Line Items]
Applicable tax rate	35.00%
Applicable excise tax rate		8.00%
Earnings retention ratio	13.00%	0.00%
ARGENTINA | Scenario plan for tax rate [Member]
IncomeTaxes [Line Items]
Applicable tax rate	25.00%	25.00%	(30.00%)
Applicable excise tax rate			14.00%
Earnings retention ratio		(7.00%)	13.00%